INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF NET DEFERRED TAX ASSETS AND LIABILITIES

Significant components of the Company’s deferred tax assets and liabilities for federal and state income taxes as of December 31, 2024 and 2023 are as follows in thousands:

	December 31,	December 31,
	2024	2023
Deferred tax assets:
Stock-based compensation	$1,438	$1,438
Assets	1,174	1,304
Liability accruals	311	324
R&D Credit	1,372	1,372
Capital Loss	528	528
Deferred state tax	(2,087)	(2,065)
Net operating loss carry forward	10,024	10,489
Total gross deferred tax assets	12,760	13,390
Less - valuation allowance	(12,760)	(13,390)
Net deferred tax assets	$-	$-